Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Presentation.
The accompanying consolidated and combined financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). In the opinion of management, all adjustments, consisting of normal and recurring accruals considered necessary for a fair presentation, have been included. Certain prior period amounts have been reclassified to conform to the current presentation on the accompanying consolidated and combined financial statements. In connection with the preparation of the consolidated and combined financial statements, the Company evaluated subsequent events after the balance sheet date of
December 31, 2020,
through the date of this report.

The accompanying consolidated and combined statement of operations and the consolidated and combined statement of cash flows for the period from
January 1, 2020
through
August 21, 2020
are those of HPK Energy, LP, a Delaware limited partnership ("HPK LP") which is the predecessor to HighPeak Energy prior to the HighPeak business combination between the Company, Pure and HPK LP that closed on
August 21, 2020 (
the “HighPeak business combination”). The accompanying consolidated and combined statement of operations and consolidated and combined statement of cash flows for the year ended
December 31, 2019
are those of HighPeak Energy, LP, a Delaware limited partnership ("HighPeak I") which is the predecessor to HPK LP prior to the HPK LP business combination that closed on
October 1, 2019 (
the “HPK LP business combination”) and those of HPK LP from
October 1, 2019
through
December 31, 2019.
HPK LP and HighPeak I are individually and collectively referred to as the "Predecessors" herein. However, if we refer to the "Company" for a date or activity prior to
August 21, 2020,
we are also referring to the Predecessors. See Note
10
for further information regarding the
two
aforementioned business combinations. The following table details the year ended
December 31, 2019
and its components of individual line items and how they were combined for presentation on the face of the accompanying financial statements.

	Predecessors for the Year Ended December 31, 2019
(in thousands)	HPK LP from August 28, 2019 (Inception) through December 31, 2019	HighPeak I for the Year Ended December 31, 2019	Eliminations	Combined Year Ended December 31, 2019
Operating Revenues:
Crude oil sales	$3,695	$4,154		$7,849
Natural gas and NGL sales	163	103		266
Total operating revenues	3,858	4,257		8,115
Operating Costs and Expenses:
Oil and natural gas production	1,578	1,794		3,372
Production and ad valorem taxes	188	261		449
Exploration and abandonments	33	2,817		2,850
Depletion, depreciation and amortization	1,612	2,657		4,269
Accretion of discount on asset retirement obligations	34	38		72
General and administrative	6,159	2,523		8,682
Total operating costs and expenses	9,604	10,090		19,694
Loss from operations	(5,746)	(5,833)		(11,579)
Equity in losses of affiliate	-	(3,175)	3,175	-
Net loss	$(5,746)	$(9,008)	$3,175	$(11,579)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(5,746)	$(9,008)	$3,175	$(11,579)
Adjustments to reconcile net loss to net cash provided by (used in) operations:
Exploration and abandonment expense	33	2,817	-	2,850
Depletion, depreciation and amortization expense	1,612	2,657	-	4,269
Accretion expense	34	38	-	72
Equity in loss off affiliate	-	3,175	(3,175)	-
Changes in operating assets and liabilities:
Accounts receivable	(1,355)	1,425	-	70
Inventory and other current assets	(88)	(121)	-	(209)
Accounts payable and accrued liabilities	3,010	745	-	3,755
Net cash provided by (used in) operating activities	(2,500)	1,728	-	(772)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to oil and natural gas properties	(45,318)	(15,687)	-	(61,005)
Changes in working capital associated with oil and natural gas property additions	19,097	5,585	-	24,682
Acquisitions of oil and natural gas properties	(2,456)	(8,462)	-	(10,918)
Investment in affiliate	-	(7,796)	7,796	-
Issuance of notes receivable	(4,193)	-	-	(4,193)
Net cash used in investing activities	(32,870)	(26,360)	7,796	(51,434)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contributions from partners	58,081	23,738	(7,796)	74,023
Net cash provided by financing activities	58,081	23,738	(7,796)	74,023
Net increase (decrease) in cash and cash equivalents	22,711	(894)	-	21,817
Cash and cash equivalents, beginning of period	-	894	-	894
Cash and cash equivalents, end of period	$22,711	$-	$-	$22,711

See Note
10
for information regarding the HighPeak business combination and the HPK LP business combination and how they were accounted for in the accompanying financial statements.

Consolidation, Policy [Policy Text Block]
Principles of consolidation.
The condensed consolidated and combined financial statements include the accounts of the Company and its wholly owned subsidiaries since
August 22, 2020,
and its Predecessors and their wholly owned subsidiaries since their acquisition or formation for all periods prior to
August 21, 2020.
All material intercompany balances and transactions have been eliminated. Certain reclassifications have been made to prior period amounts to conform to the current period's presentation.

Use of Estimates, Policy [Policy Text Block]
Use of estimates in the preparation of financial statements.
Preparation of the Company's consolidated and combined financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Depletion of oil and gas properties and evaluations for impairment of proved and unproved oil and gas properties, in part, is determined using estimates of proved, probable and possible oil and gas reserves. There are numerous uncertainties inherent in the estimation of quantities of proved, probable and possible reserves and in the projection of future rates of production and the timing of development expenditures. Similarly, evaluations for impairment of proved and unproved oil and natural gas properties are subject to numerous uncertainties including, among others, estimates of future recoverable reserves, commodity price outlooks and future undiscounted and discounted net cash flows. Other items subject to such estimates and assumptions include, but are not
limited to, the carrying value of oil and natural gas properties, asset retirement obligations, equity-based compensation and estimates of income taxes. Actual results could differ from the estimates and assumptions utilized.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and cash equivalents.
The Company's cash and cash equivalents include depository accounts held by banks with original issuance maturities of
90
days or less.  The Company's cash and cash equivalents are generally held in financial institutions in amounts that may
exceed the insurance limits of the Federal Deposit Insurance Corporation.  However, management believes that the Company's counterparty risks are minimal based on the reputation and history of the institutions selected.

Accounts Receivable [Policy Text Block]
Accounts receivable.
The Company's accounts receivable are primarily comprised of oil and gas sales receivables, a current U.S. federal income tax receivable, joint interest receivables and other receivables for which the Company does not
require collateral security. The Company's share of oil and gas production is sold to various purchasers who must be prequalified under the Company's credit risk policies and procedures. The Company records allowances for doubtful accounts based on the age of accounts receivables and the financial condition of its purchasers. The Company's credit risk related to collecting accounts receivables is mitigated by using credit and other financial criteria to evaluate the credit standing of the entity obligated to make payment on the accounts receivable, and where appropriate, the Company obtains assurances of payment, such as a guarantee by the parent company of the counterparty or other credit support.

As of
December 31, 2020
and
2019,
the Company's accounts receivables primarily consist of amounts due from the sale of crude oil, natural gas and natural gas liquids of
$4.2
million and
$2.9
million, respectively, and are based on estimates of sales volumes and realized prices the Company anticipates it will receive, a current U.S. federal income tax receivable of
$3.2
million and
zero
, respectively, related to U.S. federal income taxes paid prior to the HighPeak business combination that will be received by carrying back and utilizing the net operating losses generated from
August 22, 2020
through
December 31, 2020,
and joint interest receivables of
$345,000
and
$440,000,
respectively. The Company routinely reviews outstanding balances and establishes allowances for bad debts equal to the estimable portions of accounts receivable for which failure to collect is considered probable. As of
December 31, 2020
and
2019,
the Company had
no
allowance for doubtful accounts recorded.

Subscription Receivable [Policy Text Block]
Subscription receivable.
In accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification (“ASC”)
505
-
10
-
45
-
2,
“Receivables for Issuance of Equity,”
the Company recorded a subscription receivable as of
December 31, 2020
related to the exercise of warrants prior to
December 31, 2020
as the cash was collected before the financial statements are issued or available to be issued.  Prior to
December 31, 2020,
312,711
warrants were exercised for cash proceeds of
$3.6
million.  Due to the timing of the exercises, the shares underlying the warrants were issued in
December 2020
and the proceeds were received subsequent to
December 31, 2020.
The outstanding proceeds were recorded as a subscription receivable in the accompanying balance sheets as of
December 31, 2020.

Receivable [Policy Text Block]
Notes receivable.
Pursuant to an agreement between HPK LP and Pure, whereby Pure obtained extensions to complete its initial business combination to
August 21, 2020,
HPK LP made loans to Pure totaling
$11.7
million and
$4.2
million as of
August 21, 2020
and
December 31, 2019,
respectively. The Company routinely reviews outstanding balances and establishes allowances for bad debts equal to the estimable portions of notes receivable for which failure to collect is considered probable. As of
December 31, 2019,
the Company had
no
allowance for doubtful accounts recorded. See additional information regarding Pure and the notes receivable cancellations in relations to the HighPeak business combination in Note
10.

Deposits, Policy [Policy Text Block]
Deposits.
During
2019,
HPK LP paid
$61.5
million to Grenadier Energy Partners II, LLC (“Grenadier”) as a non-refundable deposit for an acquisition (the “Grenadier Acquisition”) and an additional
$15.0
million extension payment was paid in
2020
that was to be accounted for as additional consideration for the Grenadier Acquisition upon closing. The Grenadier Acquisition was terminated in
April 2020
and the
$76.5
million in deposits and extension payments were charged to expense. In addition, the Company has paid the Texas Railroad Commission
$50,000
in lieu of a plugging bond as statutorily required.

Inventory, Policy [Policy Text Block]
Inventory.
Inventory is comprised primarily of oil and gas drilling or repair items such as tubing, casing, proppant used to fracture-stimulate oil and gas wells, water, chemicals, operating supplies and ordinary maintenance materials and parts. The materials and supplies inventory is primarily acquired for use in future drilling operations or repair operations and is carried at the lower of cost or net realizable value, on a weighted average cost basis. Valuation allowances for materials and supplies inventories are recorded as reductions to the carrying values of the materials and supplies inventories in the Company's condensed consolidated balance sheet and as charges to other expense in the condensed consolidated statements of operations. The Company's materials and supplies inventory as of
December 31, 2020
and
2019
is
$120,000
and
$184,000,
respectively, and the Company has
not
recognized any valuation allowance to date.

Industry Specific Policies, Oil and Gas [Policy Text Block]
Oil and gas properties.
The Company utilizes the successful efforts method of accounting for its oil and gas properties. Under this method, all costs associated with productive wells and nonproductive development wells are capitalized while nonproductive exploration costs and geological and geophysical expenditures are expensed.

The Company does
not
carry the costs of drilling an exploratory well as an asset in its consolidated balance sheet following the completion of drilling unless both of the following conditions are met: (i) the well has found a sufficient quantity of reserves to justify its completion as a producing well and (ii) the Company is making sufficient progress assessing the reserves and the economic and operating viability of the project.

Due to the capital-intensive nature and the geographical location of certain projects, it may
take an extended period of time to evaluate the future potential of an exploration project and the economics associated with making a determination on its commercial viability. In these instances, the project's feasibility is not
contingent upon price improvements or advances in technology, but rather the Company's ongoing efforts and expenditures related to accurately predict the hydrocarbon recoverability based on well information, gaining access to other companies' production data in the area, transportation or processing facilities and/or getting partner approval to drill additional appraisal wells. These activities are ongoing and are being pursued constantly. Consequently, the Company's assessment of suspended exploratory well costs is continuous until a decision can be made that the project has found sufficient proved reserves to sanction the project or is noncommercial and is charged to exploration and abandonment expense. See Note
5
for additional information.

The capitalized costs of proved properties are depleted using the unit-of-production method based on proved reserves for leasehold costs and proved reserves for drilling, completion and other oil and natural gas property costs. Costs of unproved leasehold costs are excluded from depletion until proved reserves are established or, if unsuccessful, impairment is determined.

Proceeds from the sales of individual properties and the capitalized costs of individual properties sold or abandoned are credited and charged, respectively, to accumulated depletion, depreciation and amortization, if doing so does not
materially impact the depletion rate of an amortization base. Generally, no
gain or loss is recorded until an entire amortization base is sold. However, gain or loss is recorded from the sale of less than an entire amortization base if the disposition is significant enough to materially impact the depletion rate of the remaining properties in the amortization base.

The Company performs assessments of its long-lived assets to be held and used, including proved oil and gas properties accounted for under the successful efforts method of accounting, whenever events or circumstances indicate that the carrying value of those assets may
not
be recoverable. An impairment loss is indicated if the sum of the expected future cash flows is less than the carrying amount of the assets. In these circumstances, the Company recognizes an impairment charge for the amount by which the carrying amount of the assets exceeds the estimated fair value of the assets.

Unproved oil and gas properties are periodically assessed for impairment on a project-by-project basis. These impairment assessments are affected by the results of exploration activities, commodity price outlooks, planned future sales or expirations of all or a portion of such projects. If the estimated future net cash flows attributable to such projects are not
expected to be sufficient to fully recover the costs invested in each project, the Company will recognize an impairment charge at that time. During the period from
August 22, 2020
to
December 31, 2020,
the Company recognized an impairment of
$4.8
million related to various leasehold costs that the Company was not
successful in obtaining extensions on that is included in exploration and abandonment expenses in the accompanying consolidated and combined financial statements.

Property, Plant and Equipment, Policy [Policy Text Block]
Other property and equipment, net.
Other property and equipment is recorded at cost. The carrying values of other property and equipment, net of accumulated depreciation of
$237,000
and
$46,000
as of
December 31, 2020
and
2019,
respectively, are as follows:

	Successor	Predecessors
	December 31, 2020	December 31, 2019
	(in thousands)
Land	$725	$580
Information technology	292	459
Transportation equipment	41	-
Leasehold improvements	24	37
Field equipment	10	12
Total other property and equipment, net	$1,092	$1,088

Other property and equipment is depreciated over its estimated useful life on a straight-line basis. Land is not
depreciated. Information technology is generally depreciated over three
years, transportation equipment is generally depreciated over five
years and field equipment is generally depreciated over
seven
years. Leasehold improvements are amortized over the lesser of their estimated useful lives or the underlying terms of the associated leases.

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may
not
be recoverable. If such assets are considered to be impaired, the impairment to be recorded is measured by the amount by which the carrying amount of the asset exceeds its estimated fair value. The estimated fair value is determined using either a discounted future cash flow model or another appropriate fair value method.

Debt, Policy [Policy Text Block]
Debt issuance costs.
In
December 2020,
the Company paid
$405,000
in debt issuance costs related to its new revolving credit facility. Amortization of
$4,000
based on the straight-line method over the term of the credit facility which approximates the interest rate method was recognized in
2020
and included in interest expense on the accompanying statement of operations. As of
December 31, 2020,
the net debt issuance costs are included in noncurrent assets on the accompanying consolidated balance sheet due to the fact that the credit facility was undrawn at the time. In the future, these net costs will be included with long-term debt, if any, in accordance with GAAP. See Note
6
for additional information regarding the Company's new revolving credit facility.

Lessee, Leases [Policy Text Block]
Leases.
The Company enters into leases for drilling rigs, storage tanks, equipment and buildings and recognizes lease expense on a straight-line basis over the lease term. Lease right-of-use assets and liabilities are initially recorded on the lease commencement date based on the present value of lease payments over the lease term. As most of the Company's lease contracts do not
provide an implicit discount rate, the Company uses its incremental borrowing rate, which is determined based on information available at the commencement date of a lease. Leases may
include renewal, purchase or termination options that can extend or shorten the term of a lease. The exercise of those options is at the Company's sole discretion and is evaluated at inception and throughout the contract to determine if a modification of the lease term is required. Leases with an initial term of
12
months or less are
not
recorded as lease right-of-use assets and liability. See Note
9
for additional information.

Accounts Payable and Accrued Liabilities, Policy [Policy Text Block]
Accounts payable and accrued liabilities.
Accounts payable and accrued liabilities as of
December 31, 2020
and
2019
totaled approximately
$22.4
million and
$31.0
million, respectively, including trade accounts payable, revenues payable and accruals for capital expenditures, operating and general and administrative expenses, operating leases and other miscellaneous items.

Asset Retirement Obligation [Policy Text Block]
Asset retirement obligations.
The Company records a liability for the fair value of an asset retirement obligation in the period in which the associated asset is acquired or placed into service, if a reasonable estimate of fair value can be made. Asset retirement obligations are generally capitalized as part of the carrying value of the long-lived asset to which it relates. Conditional asset retirement obligations meet the definition of liabilities and are recorded when incurred and when fair value can be reasonably estimated. See Note
7
for additional information.

Revenue from Contract with Customer [Policy Text Block]
Revenue recognition
.
The Company follows FASB ASC
606,
“Revenue from Contracts with Customers,” (“ASC
606”
) whereby the Company recognizes revenues from the sales of oil and natural gas to its purchasers and presents them disaggregated on the Company's condensed consolidated and combined statements of operations.

The Company enters into contracts with purchasers to sell its oil and natural gas production. Revenue on these contracts is recognized in accordance with the five
-step revenue recognition model prescribed in ASC
606.
Specifically, revenue is recognized when the Company's performance obligations under these contracts are satisfied, which generally occurs with the transfer of control of the oil and natural gas to the purchaser. Control is generally considered transferred when the following criteria are met: (i) transfer of physical custody, (ii) transfer of title, (iii) transfer of risk of loss and (iv) relinquishment of any repurchase rights or other similar rights. Given the nature of the products sold, revenue is recognized at a point in time based on the amount of consideration the Company expects to receive in accordance with the price specified in the contract. Consideration under the oil and natural gas marketing contracts is typically received from the purchaser one
to
two
months after production. At
December 31, 2020
and
2019,
the Company had receivables related to contracts with purchasers of approximately
$4.2
million and
$2.9
million, respectively.

Oil Contracts.
The Company's oil marketing contracts transfer physical custody and title at or near the wellhead, which is generally when control of the oil has been transferred to the purchaser. The oil produced is sold under contracts using market-based pricing which is then adjusted for the differentials based upon delivery location and oil quality. Since the differentials are incurred after the transfer of control of the oil, the differentials are included in oil sales on the consolidated and combined statements of operations as they represent part of the transaction price of the contract.

Natural Gas Contracts.
The majority of the Company's natural gas is sold at the lease location, which is generally when control of the natural gas has been transferred to the purchaser. The natural gas is sold under (i) percentage of proceeds processing contracts or (ii) a hybrid of percentage of proceeds and fee-based contracts. Under the majority of the Company's contracts, the purchaser gathers the natural gas in the field where it is produced and transports it to natural gas processing plants where natural gas liquid products are extracted. The natural gas liquid products and remaining residue gas are then sold by the purchaser. Under percentage of proceeds and hybrid percentage of proceeds and fee-based contracts, the Company receives a percentage of the value for the extracted liquids and the residue gas. Since control of the natural gas transfers upstream of the transportation and processing activities, revenue is recognized as the net amount received from the purchaser.

The Company does
not
disclose the value of unsatisfied performance obligations under its contracts with customers as it applies the practical exemption in accordance with ASC
606.
The exemption, as described in ASC
606
-
10
-
50
-
14
(a), applies to variable consideration that is recognized as control of the product is transferred to the customer. Since each unit of product represents a separate performance obligation, future volumes are wholly unsatisfied and disclosure of the transaction price allocated to remaining performance obligations is not
required.

Income Tax, Policy [Policy Text Block]
Income taxes.
The provision for income taxes is determined using the asset and liability approach of accounting for income taxes. Under this approach, deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts for income tax purposes and net operating loss and tax credit carryforwards. The amount of deferred taxes on these temporary differences is determined using the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, as applicable, based on tax rates and laws in the respective tax jurisdiction enacted as of the balance sheet date.

The Company reviews its deferred tax assets for recoverability and establishes a valuation allowance based on projected future taxable income, applicable tax strategies and the expected timing of the reversals of existing temporary differences. A valuation allowance is provided when it is more likely than not
(likelihood of greater than
50
percent) that some portion or all the deferred tax assets will not
be realized. The Company has
not
established a valuation allowance as of
December 31, 2020.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not
that the tax position will be sustained upon examination by the taxing authorities, based upon the technical merits of the position. If all or a portion of the unrecognized tax benefit is sustained upon examination by the taxing authorities, the tax benefit will be recognized as a reduction to the Company's deferred tax liability and will affect the Company's effective tax rate in the period it is recognized. See Note
12
for addition information.

The Company records any tax-related interest charges as interest expense and any tax-related penalties as other expense in the condensed consolidated and combined statements of operations of which there have been none
to date.

Prior to
August 21, 2020,
the Predecessors did
not
record a provision for U.S. federal income tax because the Predecessors were treated as partnerships for U.S. federal income tax purposes and, as such, the partners of the Predecessors reported their share of the Company's income or loss on their respective income tax returns. The Predecessors were required to file tax returns on Form
1065
with the Internal Revenue Service (“IRS”). The
2017
to
2019
tax years remain open to examination.

The Predecessors recognize in their condensed consolidated and combined financial statements the effect of a tax position, if that position is more likely than not
to be sustained upon examination, including resolution of any appeals or litigation processes, based upon the technical merits of the position. Tax positions taken related to the Predecessors' status as limited partnerships, and state filing requirements have been reviewed, and management is of the opinion that they would more likely than not
be sustained by examination. Accordingly, the Company has
not
recorded an income tax liability for uncertain tax benefits for periods prior to
August 21, 2020.
Under the new centralized partnership audit rules effective for tax years beginning after
2017,
the IRS assesses and collects underpayments of tax from the partnership instead of from each partner. The partnership may
be able to pass the adjustments through to its partners by making a push-out election or, if eligible, by electing out of the centralized partnership audit rules. The collection of tax from the partnership is only an administrative convenience for the IRS to collect any underpayment of income taxes including interest and penalties. Income taxes on partnership income, regardless of who pays the tax or when the tax is paid, is attributed to the partners. Any payment made by the Company as a result of an IRS examination will be treated as an expense from the Company in the condensed consolidated and combined financial statements.

The Company is also subject to Texas Margin Tax. The Company realized no
Texas Margin Tax in the accompanying condensed consolidated and combined financial statements as we do not
anticipate owing any Texas Margin Tax for the periods presented.

Share-based Payment Arrangement [Policy Text Block]
Stock-based compensation.
Stock-based compensation expense for stock options (“Equity Awards”) is measured at the grant date or modification date, as applicable, using the fair value of the award, and is recorded, net of forfeitures, on a straight-line basis over the requisite service period of the respective award. The fair value of Equity Awards is determined on the grant date or modification date, as applicable, using a Black-Scholes option valuation model with the following inputs; (i) the grant date's closing stock price, (ii) the exercise price of the stock options, (iii) the expected term of the stock option, (iv) the estimated risk-free adjusted interest rate for the duration of the option's expected term, (v) the expected annual dividend yield on the underlying stock and (vi) the expected volatility over the option's expected term.

Stock-based compensation for HighPeak Energy common stock issued to directors with no
restrictions thereon, as was the case with the
62,500
shares issued in
November 2020
to the non-management directors, is measured at the grant date using the fair value of the award and is recorded as stock-based compensation in the accompanying financial statements immediately. If restricted stock is awarded to employees or directors in the future, as the case may
be, stock-based compensation will be recognized on a straight-line basis over the requisite service period of the respective award.

Segment Reporting, Policy [Policy Text Block]
Segments.
Based on the Company's organizational structure, the Company has one
operating segment, which is oil and natural gas development, exploration and production. In addition, the Company has a single, company-wide management team that allocates capital resources to maximize profitability and measures financial performance as a single enterprise.

Effect of Covid-19 Pandemic [Policy Text Block]
Impact of the COVID-
19
Pandemic.
A novel strain of the coronavirus disease
2019
("COVID-
19"
) surfaced in late
2019
and spread around the world,
including to the United States. In
March 2020,
the World Health Organization declared COVID-
19
a pandemic, and the President of the United States declared the COVID-
19
outbreak a national emergency. The COVID-
19
pandemic significantly affected the global economy, disrupted global supply chains and created significant volatility in the financial markets. In addition, the COVID-
19
pandemic resulted in travel restrictions, business closures and other restrictions that have disrupted the demand for oil throughout the world and when combined with pressures on the global supply-demand balance for oil and related products, resulted in significant volatility in oil prices beginning late
February 2020.
The length of this demand disruption is unknown, and there is significant uncertainty regarding the long-term impact of the effects of the COVID-
19
pandemic to global oil demand, which negatively impacted the Company's results of operations and led to a significant reduction in the Company's
2020
capital activities.

New Accounting Pronouncements, Policy [Policy Text Block]
Adoption of new accounting standards.
In
February 2016,
the FASB issued Accounting Standards Update ("ASU")
2016
-
02,
"Leases (Topic
842
)" ("ASC
842"
), which supersedes the lease recognition requirements in ASC
840,
"Leases" ("ASC
840"
), and requires lessees to recognize lease assets and lease liabilities for those leases previously classified as operating leases. The Company adopted ASC
842
as of
August 22, 2020
using the modified retrospective transition method. The Company elected to apply the transition guidance under ASU
2018
-
11,
"Leases (Topic
842
) Targeted Improvements," in which ASC
842
is applied at the adoption date, while the comparative periods will continue to be reported in accordance with historic accounting under ASC
840.
This standard does
not
apply to leases to explore for or use minerals, oil or natural gas resources, including the right to explore for those natural resources and rights to use the land in which those natural resources are contained.

ASC
842
allowed for the election of certain practical expedients at adoption to ease the burden of implementation. At implementation, the Company elected to (i) maintain the historical lease classification for leases prior to
August 22, 2020, (
ii) maintain the historical accounting treatment for land easements that existed at adoption, (iii) use historical practices in assessing the lease term of existing contracts at adoption, (iv) combine lease and non-lease components of a contract as a single lease and (v)
not
record short-term leases in the consolidated balance sheet, all in accordance with ASC
842.

The adoption of ASC
842
did
not
have a material impact on the consolidated statements of operations and had no
impact on the Company's cash flows. The Company did
not
record a change to its opening retained earnings as of
August 22, 2020,
as there was
no
material change to the timing or pattern of recognition of lease costs due to the adoption of ASC
842.

New accounting pronouncements.
In
June 2016,
the FASB issued ASU
2016
-
13,
"Financial Instruments - Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments" ("ASU
2016
-
13"
). ASU
2016
-
13
replaces the incurred loss impairment model with an expected credit loss impairment model for financial instruments, including trade receivables. The amendment requires entities to consider forward-looking information to estimate expected credit losses, resulting in earlier recognition of losses for receivables that are current or not
yet due, which were
not
considered under the previous accounting guidance. The Company has evaluated the ASU
2016
-
03
and does
not
believe its adoption will have a material impact on the Company's consolidated financial statements.

In
December 2019,
the FASB issued ASU
2019
-
12,
“Income Taxes (Topic
740
): Simplifying the Accounting for Income Taxes” (“ASU
2019
-
12”
).  The amendments in this update remove certain exceptions of Topic
740
including: exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or gain from other items; exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; exception to the ability not
to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.  There are also additional areas of guidance in regards to franchise and other taxes partially based on income and the interim recognition of enactment of tax laws and rate changes. The provisions of this ASU are effective for years beginning after
December 15, 2020.

In
March 2020,
the FASB issued ASU
2020
-
04,
“Reference Rate Reform (ASC
848
): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
2020
-
04”
).  This ASU provides temporary optional expedients and exceptions to GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from LIBOR and other interbank offered rates to alternative reference rates, such as the SOFR.  Entities can elect not
to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met.  An entity that makes this election would not
have to remeasure the contracts at the modification rate date or reassess a previous accounting determination.  Entities can also elect various optional expedients that would allow them to continue applying hedge accounting relationships affected by reference rate reform if certain criteria are met.

In
January 2021,
the FASB issued ASU
2021
-
01,
“Reference Rate Reform (Topic
848
): Scope” (“ASU
2021
-
01”
).  This ASU clarifies that all derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment (“The Discounting Transition”) are in the scope of ASC
848
and therefore qualify for the available temporary optional expedients and exceptions.  As such, entities that employ derivatives that are the designated hedged item in a hedge relationship where perfect effectiveness is assumed can continue to apply hedge accounting without de-designating the hedging relationship to the extent such derivatives are impacted by the Discounting Transition.

The Company has evaluated recently issued, but
not
yet adopted, accounting pronouncements and does
not
believe they would have a material effect on the Company's condensed consolidated and combined financial statements.